Net Income Per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Net Income Per Common Share
Net Income Per Common Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period. For more information about common share activity during the period, see Note 8, Stockholders' Equity. Diluted net income per common share is computed by dividing net income by the combination of other potentially dilutive weighted average common shares and the weighted average number of common shares outstanding during the period. Other potentially dilutive weighted average common shares include the dilutive effect of stock options, restricted stock units (RSUs), and performance stock units (PSUs) for each period using the treasury stock method. Under the treasury stock method, the exercise price of a share, the amount of compensation expense, if any, for future service that has not yet been recognized, and the amount of tax benefits that would be recorded in additional paid-in-capital, if any, when the share is exercised are assumed to be used to repurchase shares in the current period.

The following table sets forth the computation of basic and diluted net income per common share:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands, except per-share data)
Net income	$10,412	$15,047	$91,248	$16,715
Weighted average common shares outstanding during the period (for basic calculation)	43,229	29,700	40,415	29,700
Dilutive effect of other potential common shares	4	—	2	—
Weighted average common shares and potential common shares (for diluted calculation)	43,233	29,700	40,417	29,700

Net income per common share - Basic	$0.24	$0.51	$2.26	$0.56
Net income per common share - Diluted	$0.24	$0.51	$2.26	$0.56

The computation of the dilutive effect of other potential common shares excludes options representing 0.2 million shares and no shares of common stock, respectively, in the three months ended June 30, 2013 and 2012, and 0.1 million shares and no shares of common stock, respectively, in the six months ended June 30, 2013 and 2012. Under the treasury stock method, the inclusion of these stock awards would have been antidilutive.